Capital and Capital Reserves (Details) - shares		Dec. 31, 2017	Dec. 31, 2016
Capital Reserves [Line Items]
Number of shares, Authorized		501,000,000	501,000,000
Number of shares, Registered and paid up	[1]	19,203,186	19,203,186

[1]	Net of treasury shares.